Condensed Consolidated Statements of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Mar. 31, 2019	240,627,102
Balance at Mar. 31, 2019	$ 24,063	$ 93,020,015	$ (84,743,836)	$ 17,155,999
Exercise of warrants for stock, net of issuance costs (in shares)	17,563,000			17,563,000
Exercise of warrants for stock, net of issuance costs	$ 1,756	1,155,971	0	$ 1,157,727
Share based compensation expense	0	287,260	0	287,260
Inducement dividend from warrant exercises	0	262,240	(262,240)	0
Net loss	$ 0	0	(12,373,579)	(12,373,579)
Balance (in shares) at Mar. 31, 2020	275,541,602
Balance at Mar. 31, 2020	$ 27,554	97,271,157	(97,387,205)	(88,494)
Exercise of warrants for stock, net of issuance costs (in shares)	4,991,084
Exercise of warrants for stock, net of issuance costs	$ 500	135,581	0	136,081
Inducement dividend from warrant exercises	0	17,263	(17,263)	0
Net loss	0	0	(1,846,700)	(1,846,700)
Discount on convertible note payable from warrant modification	$ 0	150,000	0	150,000
Balance (in shares) at Jun. 30, 2020	280,532,686
Balance at Jun. 30, 2020	$ 28,054	97,574,001	(99,251,168)	(1,649,113)
Balance (in shares) at Mar. 31, 2020	275,541,602
Balance at Mar. 31, 2020	$ 27,554	97,271,157	(97,387,205)	(88,494)
Exercise of warrants for stock, net of issuance costs (in shares)	35,798,809
Exercise of warrants for stock, net of issuance costs	$ 3,580	964,443	0	968,023
Share based compensation expense	0	436,349	0	436,349
Inducement dividend from warrant exercises	0	2,774,000	(2,774,000)	0
Net loss	$ 0		(3,725,027)	(3,725,027)
Balance (in shares) at Mar. 31, 2021	315,340,411
Balance at Mar. 31, 2021	$ 31,534	102,380,770	(103,886,232)	(1,473,928)
Exercise of warrants for stock, net of issuance costs (in shares)	2,088,667
Exercise of warrants for stock, net of issuance costs	$ 209	56,185	0	56,394
Share based compensation expense	0	19,500	0	19,500
Inducement dividend from warrant exercises	0	163,016	(163,016)	0
Net loss	$ 0	0	(632,417)	(632,417)
Balance (in shares) at Jun. 30, 2021	317,429,078
Balance at Jun. 30, 2021	$ 31,743	$ 102,619,471	$ (104,681,665)	$ (2,030,451)